Income Taxes - Activity Related to Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Income Tax Disclosure [Abstract]
Beginning Balance	$ 597	$ 437
Additions based on current year tax positions		597
Reductions based on prior year tax positions	(597)	(437)
Ending Balance		$ 597